Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2025
Plant and Equipment [Abstract]
Schedule of Plant and Equipment
	As of January 1, 2024	Addition	As of December 31, 2024	Addition	Disposal	As of December 31, 2025	As of December 31, 2025
	RM	RM	RM	RM	RM	RM	Convenience Translation USD
Plant and equipment, at cost
Equipment & Machine	12,468,561	4,894,732	17,363,293	22,096,293	(1,558,323)	37,901,263	9,338,737
Computer & Handphone	114,419	-	114,419	-	-	114,419	28,193
License	775,901	-	775,901	7,031,639	-	7,807,540	1,923,750
Renovation	43,892	-	43,892	113,387	-	157,279	38,753
Total cost	13,402,773	4,894,732	18,297,505	29,241,319	(1,558,323)	45,980,501	11,329,433

	As of January 1, 2024	Depreciation for the year	As of December 31, 2024	Depreciation for the year	Disposal for the year	As of December 31, 2025	As of December 31, 2025
	RM	RM	RM	RM	RM	RM	Convenience Translation USD
Accumulated Depreciation
Equipment & Machine	2,230,743	1,576,753	3,807,496	2,869,717	(725,611)	5,951,602	1,466,454
Computer & Handphone	56,323	22,676	78,999	19,497	-	98,496	24,269
License	64,836	77,590	142,426	663,560	-	805,986	198,592
Renovation	3,793	10,973	14,766	23,075	-	37,841	9,324
Total accumulated depreciation	2,355,695	1,687,992	4,043,687	3,575,849	(725,611)	6,893,925	1,698,639

	As of December 31, 2024	As of December 31, 2025	As of December 31, 2025
	RM	RM	Convenience Translation USD
Carrying Amount
Equipment & Machine	13,555,797	31,949,661	7,872,283
Computer & Handphone	35,420	15,923	3,924
License	633,475	7,001,554	1,725,158
Renovation	29,126	119,438	29,429
Total carrying amount	14,253,818	39,086,576	9,630,794